CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,049,999	$ 152,236	¥ 855,362
Total current assets	1,253,791	181,783	1,015,244
Noncurrent assets
Other noncurrent assets	6,416	931	3,604
Total noncurrent assets	79,608	11,543	85,637
Total assets	1,333,399	193,326	1,100,881
Current liabilities
Accrued expenses and other current liabilities	144,717	20,982	115,895
Total current liabilities	561,053	81,346	482,933
Total liabilities	563,947	81,766	492,510
SHAREHOLDERS' EQUITY
Ordinary shares	185	27	185
Additional paid-in capital	1,079,099	156,455	1,066,052
Treasury stock	(7,123)	(1,033)	(164)
Accumulated other comprehensive income (loss)	10,497	1,522	(34,677)
Accumulated deficit	(321,173)	(46,566)	(423,631)
Total shareholders' equity	769,452	111,560	608,371		¥ 642,653	¥ (135,270)
Total liabilities and shareholders' equity	¥ 1,333,399	$ 193,326	¥ 1,100,881
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized	700,000,000	700,000,000	700,000,000
Ordinary shares shares issued	125,122,382	125,122,382	125,122,382
Ordinary shares, shares outstanding	121,722,467	121,722,467	123,852,667
Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares shares issued	144,000,000	144,000,000	144,000,000
Ordinary shares, shares outstanding	144,000,000	144,000,000	144,000,000
Undesignated [Member]
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000
Ordinary shares shares issued	0	0	0
Ordinary shares, shares outstanding	0	0	0
Parent Company
Current assets
Cash and cash equivalents	¥ 186,825	$ 27,087	¥ 197,381
Amounts due from subsidiaries	282,687	40,986	320,996
Total current assets	469,512	68,073	518,377
Noncurrent assets
Investments in subsidiaries, the VIE and VIE's subsidiaries	306,751	44,475	99,670
Other noncurrent assets	2,382	345
Total noncurrent assets	309,133	44,820	99,670
Total assets	778,645	112,893	618,047
Current liabilities
Amounts due to the VIE	2,092	303	1,140
Accrued expenses and other current liabilities	7,101	1,030	8,536
Total current liabilities	9,193	1,333	9,676
Total liabilities	9,193	1,333	9,676
SHAREHOLDERS' EQUITY
Ordinary shares	185	27	185
Additional paid-in capital	1,079,099	156,455	1,066,052
Treasury stock	(7,123)	(1,033)	(164)
Accumulated other comprehensive income (loss)	10,497	1,522	(34,677)
Accumulated deficit	(313,206)	(45,411)	(423,025)
Total shareholders' equity	769,452	111,560	608,371
Total liabilities and shareholders' equity	¥ 778,645	$ 112,893	¥ 618,047
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Parent Company | Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized	700,000,000	700,000,000	700,000,000
Ordinary shares shares issued	125,122,382	125,122,382	125,122,382
Ordinary shares, shares outstanding	121,722,467	121,722,467	123,852,667
Parent Company | Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares shares issued	144,000,000	144,000,000	144,000,000
Ordinary shares, shares outstanding	144,000,000	144,000,000	144,000,000
Parent Company | Undesignated [Member]
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000
Ordinary shares shares issued	0	0	0
Ordinary shares, shares outstanding	0	0	0